Intangible assets - Other intangible assets - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Other intangible assets
Balances at beginning of the year	$ 6,310
Balances at end of the year	7,098	$ 6,310
Gross carrying amount
Changes in Other intangible assets
Balances at beginning of the year	13,753	10,789
Additions	3,236	2,964
Balances at end of the year	16,989	13,753
Accumulated depreciation, amortisation and impairment
Changes in Other intangible assets
Balances at beginning of the year	(7,443)	(5,563)
Additions	(2,448)	(1,880)
Balances at end of the year	$ (9,891)	$ (7,443)